Pioneer ILS Interval Fund

Ticker Symbol: XILSX

Schedule of Investments  |  1/31/22
(unaudited)
Principal Amount USD ($)		Value

	Insurance-Linked Securities — 93.7% of Net Assets#
	Event Linked Bonds — 17.2%
	Earthquakes – California — 0.0%†
300,000(a)	Ursa Re, 6.07%, (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	$ 302,670
	Earthquakes - U.S. — 0.5%
2,000,000(a)	Merna Reinsurance II, Ltd., 4.07%, (3 Month U.S. Treasury Bill + 375 bps), 4/5/24 (144A)	$ 2,031,600
2,500,000(a)	Sakura Re, 4.32%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/25 (144A)	2,547,000
		$4,578,600
	Earthquakes - U.S. & Canada — 0.6%
5,500,000(a)	Acorn Re, 2.82%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 5,461,500
	Inland Flood – U.S. — 1.4%
500,000(a)	FloodSmart Re, 12.15%, (1 Month U.S. Treasury Bill + 1,183 bps), 3/7/22 (144A)	$ 503,750
7,450,000(a)	FloodSmart Re, 13.32%, (3 Month U.S. Treasury Bill + 1,300 bps), 3/1/24 (144A)	7,381,460
1,250,000(a)	FloodSmart Re, 15.40%, (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	1,239,875
3,000,000(a)	FloodSmart Re, 17.07%, (1 Month U.S. Treasury Bill + 1,675 bps), 3/1/24 (144A)	2,950,500
		$12,075,585
	Multiperil - Europe — 0.4%
EUR3,000,000(a)	Lion III Re DAC, 3.83%, (3 Month EURIBOR + 383 bps), 7/16/25 (144A)	$ 3,401,020
	Multiperil - Japan — 0.5%
750,000(a)	Akibare Re, 2.114%, (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$ 748,500
2,250,000(a)	Akibare Re, 2.134%, (3 Month USD LIBOR + 193 bps), 4/7/22 (144A)	2,241,000
750,000(a)	Umigame Re Pte, Ltd., 2.572%, (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	750,900
500,000(a)	Umigame Re Pte, Ltd., 5.072%, (3 Month U.S. Treasury Bill + 475 bps), 4/7/25 (144A)	502,750
		$4,243,150
1Pioneer ILS Interval Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Multiperil – U.S. — 2.9%
2,750,000(a)(b)	Bowline Re 2018-1, 5.08%, (3 Month U.S. Treasury Bill + 476 bps), 5/23/22 (144A)	$ 2,768,975
750,000(a)	Caelus Re V, Ltd., 0.42%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	75
2,500,000(a)	Caelus Re VI, Ltd., 5.70%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/24 (144A)	2,576,500
1,600,000(a)	Caelus Re VI, Ltd., 5.70%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/23 (144A)	1,630,400
3,000,000(a)	Four Lakes Re, 9.82%, (3 Month U.S. Treasury Bill + 950 bps), 1/5/24 (144A)	3,029,100
1,050,000(a)	Kilimanjaro II Re, 6.365%, (6 Month USD LIBOR + 630 bps), 4/21/22 (144A)	1,050,000
1,000,000(a)	Kilimanjaro II Re, 7.975%, (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	1,000,900
500,000(a)	Kilimanjaro Re, 13.619%, (3 Month USD LIBOR + 1,361 bps), 5/6/22 (144A)	501,900
366,992(a)	Residential Reinsurance 2016 Re, 0.82%, (3 Month U.S. Treasury Bill + 50 bps), 3/6/22 (144A)	18,350
1,250,000(a)	Residential Reinsurance 2018 Re, 11.97%, (3 Month U.S. Treasury Bill + 1,165 bps), 12/6/22 (144A)	1,229,375
2,500,000(a)	Residential Reinsurance 2019 Re, 12.55%, (3 Month U.S. Treasury Bill + 1,223 bps), 12/6/23 (144A)	2,454,000
2,250,000(a)	Residential Reinsurance 2020 Re, 8.56%, (3 Month U.S. Treasury Bill + 824 bps), 12/6/24 (144A)	2,247,300
4,500,000(a)	Residential Reinsurance 2021 Re, 12.07%, (3 Month U.S. Treasury Bill + 1,175 bps), 12/6/25 (144A)	4,495,500
3,000,000(a)	Sanders Re II, Ltd., 4.68%, (3 Month U.S. Treasury Bill + 436 bps), 4/7/24 (144A)	3,053,100
		$26,055,475
	Multiperil – U.S. & Canada — 5.6%
3,000,000(a)	Hypatia, Ltd., 7.595%, (3 Month U.S. Treasury Bill + 728 bps), 6/7/23 (144A)	$ 3,132,900
500,000(a)	Kilimanjaro III Re, 4.57%, (3 Month U.S. Treasury Bill + 425 bps), 4/20/26 (144A)	507,800
2,250,000(a)	Kilimanjaro III Re, 11.57%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/21/25 (144A)	2,253,375
2,250,000(a)	Kilimanjaro III Re, 11.57%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/20/26 (144A)	2,231,325
250,000(a)	Matterhorn Re, 5.964%, (SOFR + 592 bps), 12/8/25 (144A)	249,600
Pioneer ILS Interval Fund |  | 1/31/222

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
1,750,000(a)	Mona Lisa Re, 7.32%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	$ 1,767,325
6,940,000(a)	Mona Lisa Re, 8.32%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	7,022,586
12,000,000(a)	Mystic Re IV, 6.13%, (3 Month U.S. Treasury Bill + 581 bps), 1/8/25 (144A)	12,080,400
7,000,000(a)	Mystic Re IV, 12.01%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	6,950,300
7,000,000(a)	Mystic Re IV, Ltd., 9.32%, (3 Month U.S. Treasury Bill + 900 bps), 1/8/24 (144A)	7,175,000
2,500,000(a)	Tailwind Re, Ltd., 7.07%, (3 Month U.S. Treasury Bill + 675 bps), 1/8/25 (144A)	2,497,250
1,500,000(a)	Tailwind Re, Ltd., 9.07%, (3 Month U.S. Treasury Bill + 875 bps), 1/8/25 (144A)	1,498,350
2,500,000(a)	Tailwind Re, Ltd., 12.07%, (3 Month U.S. Treasury Bill + 1,175 bps), 1/8/25 (144A)	2,497,000
		$49,863,211
	Multiperil – U.S. Regional — 0.5%
250,000(a)	First Coast Re II Pte, Ltd., 6.102%, (3 Month U.S. Treasury Bill + 578 bps), 6/7/23 (144A)	$ 252,525
4,000,000(a)	Matterhorn Re, 5.32%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	3,826,000
		$4,078,525
	Windstorm - Europe — 0.3%
EUR2,500,000(a)	Orange Capital Re DAC, 3.25%, (3 Month EURIBOR + 325 bps), 1/17/25 (144A)	$ 2,835,307
	Windstorm – Florida — 1.0%
7,000,000(a)	First Coast Re III Pte, Ltd., 6.325%, (3 Month U.S. Treasury Bill + 600 bps), 4/7/25 (144A)	$ 7,107,100
250,000(a)	Integrity Re II Pte, Ltd., 7.594%, (3 Month USD LIBOR + 749 bps), 4/12/23 (144A)	256,225
1,500,000(a)	Merna Reinsurance II, Ltd., 5.82%, (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	1,532,850
		$8,896,175
	Windstorm - Japan — 0.5%
4,750,000(a)	Sakura Re, 2.57%, (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	$ 4,776,600
3Pioneer ILS Interval Fund |  | 1/31/22

Principal Amount USD ($)		Value
	Windstorm - Texas — 1.4%
5,000,000(a)	Alamo Re II, 5.782%, (1 Month U.S. Treasury Bill + 546 bps), 6/8/23 (144A)	$ 5,173,500
7,250,000(a)	Alamo Re, Ltd., 4.32%, (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	7,366,728
		$12,540,228
	Windstorm – U.S. Regional — 1.6%
4,750,000(a)	Matterhorn Re, 4.398%, (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	$ 4,760,925
9,500,000(a)	Matterhorn Re, 5.648%, (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	9,497,150
		$14,258,075
	Total Event Linked Bonds	$153,366,121
Face Amount USD ($)
	Collateralized Reinsurance — 16.6%
	Earthquakes – California — 0.3%
2,515,000(b)(c)+	Adare Re 2022, 12/31/27	$ 2,524,388
	Multiperil – U.S. — 4.0%
6,410,084(b)(c)+	Ballybunion Re 2020, 2/28/23	$ 1,983,921
13,163,629(b)(c)+	Ballybunion Re 2021, 1/31/25	13,653,262
12,927,561(b)(c)+	Ballybunion Re 2021-2, 6/30/25	13,377,440
1,535,000(b)(c)+	Dingle Re 2020, 12/31/22	147,780
15,703,476(b)+	Kingsbarn Re 2018, 5/19/22	1,570
4,994,779(b)(c)+	Maidstone Re 2018, 1/31/23	93,402
3,050,000(b)+	Port Royal Re 2021, 5/31/25	3,052,285
3,062,750(b)(c)+	Riviera Re 2017, 4/30/23	393,257
11,084,286(b)(c)+	Riviera Re 2018-2, 4/30/23	3,060,657
		$35,763,574
	Multiperil – U.S. Regional — 0.1%
1,085,000(b)(c)+	Ailsa Re 2021, 6/30/25	$ 1,115,031
	Multiperil – Worldwide — 11.1%
5,775,000(b)(c)+	Amaranth Re 2022, 12/31/27	$ 5,158,029
10,000,000(b)(c)+	Cerulean Re 2018-B1, 7/31/22	—
4,980,000(b)(c)+	Clarendon Re 2021, 1/31/24	5,142,298
4,537,500(b)(c)+	Cypress Re 2017, 1/31/23	454
11,935,217(b)(c)+	Dartmouth Re 2018, 1/31/23	2,519,524
7,900,000(b)(c)+	Dartmouth Re 2021, 12/31/24	4,496,680
7,900,000(b)(c)+	Dartmouth Re 2022, 12/31/27	5,819,721
Pioneer ILS Interval Fund |  | 1/31/224

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
8,000,000(b)(c)+	Drumoig Re 2020, 12/31/23	$ 354,429
5,400,000(b)(c)+	Kingston Heath Re 2020, 2/28/23	2,479,149
8,999,880(b)(c)+	Kingston Heath Re 2021, 12/31/24	3,113,058
7,300,000(b)(c)+	Kingston Heath Re 2022, 12/31/27	6,034,180
2,608,000(b)(c)+	Limestone Re, 10/1/23 (144A)	337,736
194,000(b)+	Limestone Re 2019-2, 3/1/23 (144A)	25,453
1,539,000(b)(c)+	Limestone Re 2020-1, 3/1/24 (144A)	109,115
5,273,540(b)(c)+	Lindrick Re 2018, 0.914%, 6/15/22	4,402,782
12,000,000(b)(c)+	Merion Re 2022-1, 12/31/27	10,453,477
9,250,000(b)(c)+	Old Head Re 2022, 12/31/27	7,141,955
7,333,436(b)(c)+	Oyster Bay Re 2018, 1/31/23	6,655,826
3,500,000(b)(c)+	Pine Valley Re 2022, 12/31/27	3,190,250
8,750,000(b)(c)+	Porthcawl Re 2022, 12/31/27	7,056,474
5,150,000(b)(c)+	Portsalon Re 2021, 6/30/25	4,939,151
5,000,000(b)(c)(d)+	Resilience Re, 5/1/22	—
15,658,450(b)(c)+	Seminole Re 2018, 1/31/23	147,479
4,600,000(b)+	Seminole Re 2020, 2/28/23	4,668,973
15,546,234(b)(c)+	Walton Health Re 2018, 6/15/22	1,237,543
8,050,000(b)(c)+	Walton Health Re 2019, 6/30/22	6,718,530
9,650,000(b)(c)+	Walton Heath Re 2021, 1/15/24	6,755,000
		$98,957,266
	Windstorm – Florida — 0.7%
8,569,000(b)(c)+	Formby Re 2018, 2/28/23	$ 1,052,273
1,459,710(b)(c)+	Isosceles Re 2021, 6/30/25	1,454,163
5,500,405(b)(c)+	Portrush Re 2017, 6/15/22	3,509,809
		$6,016,245
	Windstorm - North Carolina — 0.0%†
1,400,000(b)(c)+	Isosceles Re 2021-A1, 5/31/25	$ 8,680
	Windstorm – U.S — 0.0%†
4,650,000(b)+	Shadow Creek Re 2021, 7/31/25	$ 70,612
	Windstorm – U.S. Multistate — 0.0%†
3,850,000(b)(c)+	White Heron Re 2021, 6/30/25	$ 82,390
	Windstorm – U.S. Regional — 0.4%
2,350,000(b)(c)+	Oakmont Re 2017, 4/30/23	$ 69,090
3,970,000(b)(c)+	Oakmont Re 2020, 4/30/24	3,205,931
		$3,275,021
	Total Collateralized Reinsurance	$147,813,207
5Pioneer ILS Interval Fund |  | 1/31/22

Face Amount USD ($)		Value
	Windstorm – U.S. Regional — (continued)
	Reinsurance Sidecars — 58.9%
	Multiperil – U.S. — 3.6%
19,250,000(b)(c)+	Carnoustie Re 2020, 12/31/23	$ 2,610,300
19,816,277(b)(c)+	Carnoustie Re 2021, 12/31/24	939,283
20,287,672(b)(c)+	Carnoustie Re 2022, 12/31/27	20,422,123
33,700,000(c)(e)+	Harambee Re 2018, 12/31/22	60,660
27,831,163(e)+	Harambee Re 2019, 12/31/22	30,614
27,000,000(c)(e)+	Harambee Re 2020, 12/31/23	1,071,900
6,840,810(a)(b)(c)+	Sector Re V, 0.32%, (3 Month U.S. Treasury Bill + 0 bps), 3/1/26 (144A)	7,193,112
		$32,327,992
	Multiperil – U.S. Regional — 0.0%†
5,110,275(b)(c)+	Brotherhood Re, 1/31/23	$ —
	Multiperil – Worldwide — 55.3%
4,200(b)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 28,341
85,044(e)+	Alturas Re 2019-2, 3/10/23	119,742
186,581(e)+	Alturas Re 2019-3, 9/12/23	90,846
506,411(b)(d)+	Alturas Re 2020-1A, 3/10/23 (144A)	45,425
694,693(b)(d)+	Alturas Re 2020-1B, 3/10/23 (144A)	62,314
1,171,512(e)+	Alturas Re 2020-2, 3/10/23	979,150
2,000,000(c)(e)+	Alturas Re 2020-3, 9/30/24	14,600
9,000,000(c)(e)+	Alturas Re 2021-2, 12/31/24	11,700
7,273,599(e)+	Alturas Re 2021-3, 7/31/25	6,761,538
8,433,554(e)+	Alturas Re 2022-2, 12/31/27	8,433,554
4,000,000(b)(c)+	Bantry Re 2016, 3/31/23	322,400
9,006,108(b)(c)+	Bantry Re 2017, 3/31/23	526,326
20,980,295(b)(c)+	Bantry Re 2018, 12/31/22	239,175
22,000,000(b)(c)+	Bantry Re 2019, 12/31/22	747,200
25,891,803(b)(c)+	Bantry Re 2020, 12/31/23	3,785,382
30,000,000(b)(c)+	Bantry Re 2021, 12/31/24	29,571,000
53,833,776(b)(c)+	Berwick Re 2018-1, 12/31/22	4,161,351
38,460,846(b)(c)+	Berwick Re 2019-1, 12/31/22	4,596,071
51,030,677(b)+	Berwick Re 2020-1, 12/31/23	5,103
49,420,000(b)+	Berwick Re 2022, 12/31/27	49,646,240
2,750,000(b)(c)+	Clearwater Re 2020, 6/30/22	554,675
10,045,000(b)(c)+	Clearwater Re 2021, 6/30/23	10,426,710
437,500(b)(d)+	Eden Re II, 3/22/23 (144A)	130,856
266,939(b)(d)+	Eden Re II, 3/22/23 (144A)	1,026,060
967,442(b)(d)+	Eden Re II, 3/22/23 (144A)	305,905
2,830,000(b)(d)+	Eden Re II, 3/22/24 (144A)	1,505,560
7,170,000(b)(d)+	Eden Re II, 3/21/25 (144A)	5,712,100
Pioneer ILS Interval Fund |  | 1/31/226

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
16,700,000(b)(d)+	Eden Re II, 3/20/26 (144A)	$ 16,700,000
21,917,000(b)(c)+	Gleneagles Re 2018, 12/31/22	2,592,781
19,436,692(b)(c)+	Gleneagles Re 2019, 12/31/22	434,357
21,962,485(b)(c)+	Gleneagles Re 2020, 12/31/23	2,194,997
22,970,000(b)(c)+	Gleneagles Re 2021, 12/31/24	5,502,327
17,548,844(b)(c)+	Gleneagles Re 2022, 12/31/27	17,620,111
47,710,184(b)(c)+	Gullane Re 2018, 12/31/22	6,626,945
51,500,000(b)(c)+	Gullane Re 2021, 12/31/24	45,423,000
35,649(b)+	Limestone Re 2018, 3/1/23	—
3,250,000(e)+	Lion Rock Re 2019, 1/31/23	—
3,500,000(e)+	Lion Rock Re 2020, 1/31/23	—
3,500,000(c)(e)+	Lion Rock Re 2021, 12/31/24	2,733,150
19,500,000(c)(e)+	Lorenz Re 2018, 7/1/22	—
13,577,448(c)(e)+	Lorenz Re 2019, 6/30/22	445,340
14,305,862(c)(e)+	Lorenz Re 2020, 6/30/23	659,500
12,794,138(c)(e)+	Lorenz Re 2020, 6/30/23	589,810
44,514,882(b)(c)+	Merion Re 2018-2, 12/31/22	7,367,213
47,630,000(b)(c)+	Merion Re 2021-2, 12/31/24	45,010,350
20,000,000(b)(c)+	Pangaea Re 2016-2, 11/30/22	35,666
12,750,000(b)(c)+	Pangaea Re 2018-1, 12/31/22	268,445
17,500,000(b)(c)+	Pangaea Re 2018-3, 7/1/22	363,010
12,750,000(b)(c)+	Pangaea Re 2019-1, 2/1/23	265,678
16,380,464(b)(c)+	Pangaea Re 2019-3, 7/1/23	589,220
17,538,941(b)+	Pangaea Re 2020-1, 2/1/24	372,211
25,000,000(b)+	Pangaea Re 2020-3, 7/1/24	1,134,601
19,010,000(b)(c)+	Pangaea Re 2021-1, 12/31/24	548,455
28,383,000(b)(c)+	Pangaea Re 2021-3, 7/1/25	27,610,841
17,340,421(b)(c)+	Pangaea Re 2022-1, 12/31/27	17,340,421
2,767,000(b)(c)+	Phoenix One Re, 1/4/27	2,971,481
3,865,000(b)(c)+	RosaPenna Re 2021, 7/31/25	4,004,140
4,320,248(b)(c)(d)+	Sector Re V, 12/1/23 (144A)	754,315
2,495,047(b)(c)(d)+	Sector Re V, 3/1/24 (144A)	1,927,923
20,526(b)(d)+	Sector Re V, 3/1/24 (144A)	400,676
944,953(b)(d)+	Sector Re V, 3/1/24 (144A)	730,165
287,975(b)(d)+	Sector Re V, 12/1/24 (144A)	847,309
125,000(b)(d)+	Sector Re V, 12/1/24 (144A)	367,788
3,451(b)(d)+	Sector Re V, 3/1/25 (144A)	187,094
5,495(b)(d)+	Sector Re V, 3/1/25 (144A)	297,910
37,417(b)(d)+	Sector Re V, 3/1/25 (144A)	541,592
4,434(b)(d)+	Sector Re V, 12/1/25 (144A)	200,400
7,741(b)(d)+	Sector Re V, 12/1/25 (144A)	349,864
7Pioneer ILS Interval Fund |  | 1/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
9,459,262(a)(b)+	Sector Re V, 0.32%, (3 Month U.S. Treasury Bill + 0 bps), 3/1/26 (144A)	$ 10,396,675
8,500,000(a)(b)+	Sector Re V, 0.32%, (3 Month U.S. Treasury Bill + 0 bps), 3/1/26 (144A)	9,342,350
3,000,000(a)(b)+	Sector Re V, 0.32%, (3 Month U.S. Treasury Bill + 0 bps), 12/1/26 (144A)	3,061,200
5,491,777(a)(b)+	Sector Re V, 0.32%, (3 Month U.S. Treasury Bill + 0 bps), 12/1/26 (144A)	5,603,809
33,083,230(b)+	Sussex Re 2020-1, 12/31/22	813,847
35,500,000(b)(c)+	Sussex Re 2021-1, 12/31/24	5,467,000
20,750,000(b)+	Sussex Re 2022, 12/31/27	20,895,250
16,586,501(c)(e)+	Thopas Re 2019, 12/31/22	—
19,180,000(e)+	Thopas Re 2020, 12/31/23	136,178
40,000,000(c)(e)+	Thopas Re 2021, 12/31/24	41,504,000
28,214,522(c)(e)+	Torricelli Re 2021, 7/31/25	26,637,330
35,000,000(b)+	Versutus Re 2018, 12/31/22	42,000
30,889,158(b)+	Versutus Re 2019-A, 12/31/22	18,534
1,188,665(b)+	Versutus Re 2019-B, 12/31/22	—
27,500,000(c)(e)+	Viribus Re 2018, 12/31/22	—
11,676,844(c)(e)+	Viribus Re 2019, 12/31/22	488,092
17,333,977(c)(e)+	Viribus Re 2020, 12/31/23	140,405
16,166,380(c)(e)+	Viribus Re 2021, 12/31/24	15,663,606
40,641,287(b)(c)+	Woburn Re 2018, 12/31/22	2,698,924
17,003,469(b)(c)+	Woburn Re 2019, 12/31/22	4,325,179
		$493,052,789
	Total Reinsurance Sidecars	$525,380,781
	Industry Loss Warranties — 1.0%
	Windstorm – U.S — 1.0%
12,000,000(b)+	Ballylifin Re 2021, 9/15/25	$ 9,158,400
	Total Industry Loss Warranties	$9,158,400
	Total Insurance-Linked Securities (Cost $868,808,722)	$835,718,509

Pioneer ILS Interval Fund |  | 1/31/228

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 6.7% of Net Assets
	Open-End Fund — 6.7%
59,565,959	Dreyfus Government Cash Management, Institutional Shares, 0.03%(f)	$ 59,565,959
		$59,565,959
	TOTAL SHORT TERM INVESTMENTS (Cost $59,565,959)	$59,565,959
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.4% (Cost $928,374,681)	$895,284,468
	OTHER ASSETS AND LIABILITIES — (0.4)%	$(3,136,905)
	net assets — 100.0%	$892,147,563
bps	Basis Points.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2022, the value of these securities amounted to $221,557,168, or 24.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2022.
(b)	Issued as participation notes.
(c)	Non-income producing security.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Issued as preference shares.
(f)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$5,500,000	$5,461,500
Adare Re 2022	12/30/2021	2,515,000	2,524,388
Ailsa Re 2021	7/12/2021	1,085,000	1,115,031
Akibare Re	3/22/2018	2,250,000	2,241,000
Akibare Re	3/22/2018	750,000	748,500
Alamo Re II	5/29/2020	5,004,626	5,173,500
Alamo Re, Ltd.	5/21/2021	7,250,000	7,366,728
9Pioneer ILS Interval Fund |  | 1/31/22

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-1	12/20/2018	$4,200	$28,341
Alturas Re 2019-2	12/19/2018	85,044	119,742
Alturas Re 2019-3	6/26/2019	186,581	90,846
Alturas Re 2020-1A	12/27/2019	429,736	45,425
Alturas Re 2020-1B	1/1/2020	694,693	62,314
Alturas Re 2020-2	1/1/2020	1,212,952	979,150
Alturas Re 2020-3	7/1/2020	4,538	14,600
Alturas Re 2021-2	12/29/2020	470,315	11,700
Alturas Re 2021-3	7/1/2021	7,273,599	6,761,538
Alturas Re 2022-2	1/18/2022	8,433,554	8,433,554
Amaranth Re 2022	1/21/2022	5,106,527	5,158,029
Ballybunion Re 2020	12/31/2019	1,699,620	1,983,921
Ballybunion Re 2021	8/10/2021	13,163,629	13,653,262
Ballybunion Re 2021-2	8/2/2021	12,927,561	13,377,440
Ballylifin Re 2021	9/15/2021	9,816,797	9,158,400
Bantry Re 2016	2/6/2019	322,400	322,400
Bantry Re 2017	2/6/2019	526,534	526,326
Bantry Re 2018	2/6/2019	238,719	239,175
Bantry Re 2019	2/1/2019	—	747,200
Bantry Re 2020	1/17/2020	1,438,900	3,785,382
Bantry Re 2021	1/11/2021	30,000,000	29,571,000
Berwick Re 2018-1	1/10/2018	7,828,268	4,161,351
Berwick Re 2019-1	12/31/2018	4,595,744	4,596,071
Berwick Re 2020-1	9/18/2020	—	5,103
Berwick Re 2022	12/28/2021	49,420,000	49,646,240
Bowline Re 2018-1	5/10/2018	2,750,000	2,768,975
Brotherhood Re	1/22/2018	824,597	—
Caelus Re V, Ltd.	5/4/2018	750,000	75
Caelus Re VI, Ltd.	2/20/2020	2,499,550	2,576,500
Caelus Re VI, Ltd.	2/20/2020	1,597,694	1,630,400
Carnoustie Re 2020	7/16/2020	876,020	2,610,300
Carnoustie Re 2021	1/11/2021	663,925	939,283
Carnoustie Re 2022	1/18/2022	20,287,672	20,422,123
Cerulean Re 2018-B1	9/10/2018	3,687,081	—
Clarendon Re 2021	4/12/2021	4,460,586	5,142,298
Clearwater Re 2020	6/19/2020	119,480	554,675
Clearwater Re 2021	4/15/2021	10,045,000	10,426,710
Cypress Re 2017	1/24/2017	15,250	454
Dartmouth Re 2018	1/18/2018	4,850,872	2,519,524
Dartmouth Re 2021	1/19/2021	2,954,173	4,496,680
Dartmouth Re 2022	1/26/2022	5,643,950	5,819,721
Dingle Re 2020	2/13/2020	—	147,780
Drumoig Re 2020	12/21/2020	354,537	354,429
Eden Re II	3/2/2018	58,079	130,856
Pioneer ILS Interval Fund |  | 1/31/2210

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Eden Re II	1/22/2019	$115,300	$1,026,060
Eden Re II	9/28/2020	3,019,988	1,505,560
Eden Re II	1/23/2018	114,050	305,905
Eden Re II	1/25/2021	7,170,000	5,712,100
Eden Re II	1/21/2022	16,700,000	16,700,000
First Coast Re II Pte, Ltd.	12/31/2020	251,510	252,525
First Coast Re III Pte, Ltd.	3/4/2021	7,000,000	7,107,100
FloodSmart Re	6/5/2020	498,269	503,750
FloodSmart Re	2/9/2021	1,258,776	1,239,875
FloodSmart Re	2/16/2021	7,450,000	7,381,460
FloodSmart Re	2/16/2021	3,000,000	2,950,500
Formby Re 2018	7/9/2018	804,490	1,052,273
Four Lakes Re	11/5/2020	3,000,000	3,029,100
Gleneagles Re 2018	12/27/2017	1,759,342	2,592,781
Gleneagles Re 2019	12/31/2018	—	434,357
Gleneagles Re 2020	6/16/2020	172,856	2,194,997
Gleneagles Re 2021	1/13/2021	5,922,678	5,502,327
Gleneagles Re 2022	1/18/2022	17,548,844	17,620,111
Gullane Re 2018	3/2/2018	3,420,549	6,626,945
Gullane Re 2021	2/16/2021	51,500,000	45,423,000
Harambee Re 2018	12/19/2017	715,477	60,660
Harambee Re 2019	12/20/2018	—	30,614
Harambee Re 2020	2/27/2020	257,312	1,071,900
Hypatia, Ltd.	7/10/2020	3,000,000	3,132,900
Integrity Re II Pte, Ltd.	3/18/2020	250,000	256,225
Isosceles Re 2021	7/19/2021	1,329,856	1,454,163
Isosceles Re 2021-A1	8/12/2021	—	8,680
Kilimanjaro II Re	4/6/2017	1,000,000	1,000,900
Kilimanjaro II Re	4/6/2017	1,049,896	1,050,000
Kilimanjaro III Re	4/8/2021	2,250,000	2,253,375
Kilimanjaro III Re	4/8/2021	2,250,000	2,231,325
Kilimanjaro III Re	4/8/2021	500,000	507,800
Kilimanjaro Re	4/18/2018	500,000	501,900
Kingsbarn Re 2018	6/15/2018	—	1,570
Kingston Heath Re 2020	1/21/2020	2,552,472	2,479,149
Kingston Heath Re 2021	1/13/2021	4,213,948	3,113,058
Kingston Heath Re 2022	1/31/2022	6,034,168	6,034,180
Limestone Re	6/20/2018	35,212	337,736
Limestone Re 2018	6/20/2018	35,649	—
Limestone Re 2019-2	12/11/2020	143,252	25,453
Limestone Re 2020-1	12/27/2019	7,695	109,115
Lindrick Re 2018, 0.914%	6/21/2018	3,953,795	4,402,782
Lion III Re DAC	6/18/2021	3,555,235	3,401,020
Lion Rock Re 2019	12/17/2018	—	—
11Pioneer ILS Interval Fund |  | 1/31/22

Restricted Securities	Acquisition date	Cost	Value
Lion Rock Re 2020	3/27/2020	$42,912	$—
Lion Rock Re 2021	3/1/2021	3,500,000	2,733,150
Lorenz Re 2018	8/21/2018	3,723,881	—
Lorenz Re 2019	6/26/2019	4,270,220	445,340
Lorenz Re 2020	8/11/2020	863,355	659,500
Lorenz Re 2020	8/12/2020	772,123	589,810
Maidstone Re 2018	1/8/2018	1,268,802	93,402
Matterhorn Re	1/29/2020	4,000,000	3,826,000
Matterhorn Re	11/24/2020	4,755,122	4,760,925
Matterhorn Re	11/24/2020	9,509,862	9,497,150
Matterhorn Re	12/15/2021	250,000	249,600
Merion Re 2018-2	12/28/2017	1,831,881	7,367,213
Merion Re 2021-2	12/28/2020	47,630,000	45,010,350
Merion Re 2022-1	1/25/2022	10,322,653	10,453,477
Merna Reinsurance II, Ltd.	6/8/2021	1,500,000	1,532,850
Merna Reinsurance II, Ltd.	3/26/2021	2,000,000	2,031,600
Mona Lisa Re	12/30/2019	6,937,134	7,022,586
Mona Lisa Re	6/22/2021	1,750,000	1,767,325
Mystic Re IV	6/9/2021	11,971,359	12,080,400
Mystic Re IV	6/9/2021	5,047,514	6,950,300
Mystic Re IV, Ltd.	12/15/2020	7,000,000	7,175,000
Oakmont Re 2017	5/10/2017	—	69,090
Oakmont Re 2020	12/3/2020	2,714,967	3,205,931
Old Head Re 2022	1/6/2022	6,966,675	7,141,955
Orange Capital Re DAC	12/22/2021	2,865,077	2,835,307
Oyster Bay Re 2018	1/17/2018	6,545,438	6,655,826
Pangaea Re 2016-2	5/31/2016	—	35,666
Pangaea Re 2018-1	12/26/2017	1,823,341	268,445
Pangaea Re 2018-3	6/27/2018	4,215,068	363,010
Pangaea Re 2019-1	1/9/2019	133,859	265,678
Pangaea Re 2019-3	7/10/2019	491,414	589,220
Pangaea Re 2020-1	1/13/2020	—	372,211
Pangaea Re 2020-3	9/2/2020	—	1,134,601
Pangaea Re 2021-1	1/19/2021	1,037,012	548,455
Pangaea Re 2021-3	6/17/2021	28,383,000	27,610,841
Pangaea Re 2022-1	1/11/2022	17,340,421	17,340,421
Phoenix One Re	12/21/2020	2,767,000	2,971,481
Pine Valley Re 2022	1/12/2022	3,190,296	3,190,250
Port Royal Re 2021	6/9/2021	2,915,831	3,052,285
Porthcawl Re 2022	1/24/2022	6,915,405	7,056,474
Portrush Re 2017	6/12/2017	4,218,727	3,509,809
Portsalon Re 2021	8/3/2021	4,321,659	4,939,151
Residential Reinsurance 2016 Re	4/28/2016	366,992	18,350
Residential Reinsurance 2018 Re	11/15/2018	1,245,268	1,229,375
Pioneer ILS Interval Fund |  | 1/31/2212

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Residential Reinsurance 2019 Re	11/5/2019	$2,494,322	$2,454,000
Residential Reinsurance 2020 Re	10/30/2020	2,250,353	2,247,300
Residential Reinsurance 2021 Re	10/28/2021	4,500,000	4,495,500
Resilience Re	2/8/2017	2,413	—
Riviera Re 2017	4/13/2017	2,695,500	393,257
Riviera Re 2018-2	4/10/2018	2,851,779	3,060,657
RosaPenna Re 2021	7/16/2021	3,865,000	4,004,140
Sakura Re	3/24/2021	4,750,000	4,776,600
Sakura Re	3/24/2021	2,500,000	2,547,000
Sanders Re II, Ltd.	3/18/2020	3,002,097	3,053,100
Sector Re V	1/1/2020	287,975	847,309
Sector Re V	12/14/2018	1,004,037	754,315
Sector Re V	4/23/2019	2,243,543	1,927,923
Sector Re V	5/1/2019	73,763	400,676
Sector Re V	12/11/2020	143,456	367,788
Sector Re V	12/4/2020	4,091	187,094
Sector Re V	12/4/2020	6,514	297,910
Sector Re V	12/4/2020	41,252	541,592
Sector Re V	12/4/2020	4,434	200,400
Sector Re V	12/21/2020	7,741	349,864
Sector Re V	5/21/2021	9,459,262	10,396,675
Sector Re V	5/21/2021	6,840,810	7,193,112
Sector Re V	12/6/2021	3,000,000	3,061,200
Sector Re V	5/1/2019	944,953	730,165
Sector Re V	4/26/2021	8,500,000	9,342,350
Sector Re V	1/5/2022	5,491,777	5,603,809
Seminole Re 2018	1/2/2018	—	147,479
Seminole Re 2020	5/1/2020	4,600,000	4,668,973
Shadow Creek Re 2021	8/31/2021	—	70,612
Sussex Re 2020-1	1/21/2020	—	813,847
Sussex Re 2021-1	12/30/2020	4,863,065	5,467,000
Sussex Re 2022	1/27/2022	20,750,000	20,895,250
Tailwind Re, Ltd.	12/29/2021	2,500,000	2,497,250
Tailwind Re, Ltd.	12/29/2021	1,500,000	1,498,350
Tailwind Re, Ltd.	12/29/2021	2,500,000	2,497,000
Thopas Re 2019	12/21/2018	—	—
Thopas Re 2020	12/30/2019	—	136,178
Thopas Re 2021	12/30/2020	40,000,000	41,504,000
Torricelli Re 2021	7/1/2021	28,214,522	26,637,330
Umigame Re Pte, Ltd.	6/18/2021	750,000	750,900
Umigame Re Pte, Ltd.	6/18/2021	500,000	502,750
Ursa Re	11/20/2019	300,000	302,670
Versutus Re 2018	12/20/2017	—	42,000
Versutus Re 2019-A	1/28/2019	—	18,534
13Pioneer ILS Interval Fund |  | 1/31/22

Restricted Securities	Acquisition date	Cost	Value
Versutus Re 2019-B	12/24/2018	$—	$—
Viribus Re 2018	12/22/2017	2,169,743	—
Viribus Re 2019	3/25/2019	—	488,092
Viribus Re 2020	12/30/2019	1,667,280	140,405
Viribus Re 2021	12/29/2020	16,166,380	15,663,606
Walton Health Re 2018	6/25/2018	9,929,968	1,237,543
Walton Health Re 2019	7/18/2019	4,920,199	6,718,530
Walton Heath Re 2021	6/28/2021	8,260,400	6,755,000
White Heron Re 2021	6/9/2021	—	82,390
Woburn Re 2018	3/20/2018	14,096,893	2,698,924
Woburn Re 2019	1/30/2019	3,737,310	4,325,179
Total Restricted Securities			$835,718,509
% of Net assets			93.7%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	3,105,458	EUR	2,750,000	JPMorgan Chase Bank NA	3/25/22	$12,084
USD	3,337,829	EUR	2,942,875	State Street Bank & Trust Co.	3/25/22	27,496
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$39,580
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
USD	— United States Dollar
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	$—	$—	$2,524,388	$2,524,388
Pioneer ILS Interval Fund |  | 1/31/2214

Schedule of Investments  |  1/31/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Multiperil – U.S.	$—	$—	$35,763,574	$35,763,574
Multiperil – U.S. Regional	—	—	1,115,031	1,115,031
Multiperil – Worldwide	—	—	98,957,266	98,957,266
Windstorm – Florida	—	—	6,016,245	6,016,245
Windstorm - North Carolina	—	—	8,680	8,680
Windstorm – U.S	—	—	70,612	70,612
Windstorm – U.S. Multistate	—	—	82,390	82,390
Windstorm – U.S. Regional	—	—	3,275,021	3,275,021
Reinsurance Sidecars
Multiperil – U.S.	—	—	32,327,992	32,327,992
Multiperil – U.S. Regional	—	—	—	—
Multiperil – Worldwide	—	—	493,052,789	493,052,789
Industry Loss Warranties
Windstorm – U.S	—	—	9,158,400	9,158,400
All Other Insurance-Linked Securities	—	153,366,121	—	153,366,121
Open-End Fund	59,565,959	—	—	59,565,959
Total Investments in Securities	$59,565,959	$153,366,121	$682,352,388	$895,284,468
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$39,580	$—	$39,580
Total Other Financial Instruments	$—	$39,580	$—	$39,580
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/21	$737,043,564
Realized gain (loss)(1)	(6,431,862)
Changed in unrealized appreciation (depreciation)(2)	(4,705,443)
Accrued discounts/premiums	(135,757,141)
Purchases	205,661,282
Sales	(113,458,012)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 1/31/22	$682,352,388
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
15Pioneer ILS Interval Fund |  | 1/31/22

*	Transfers are calculated on the beginning of period value. During the six months ended January 31, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2022:	$(3,600,270)
Pioneer ILS Interval Fund |  | 1/31/2216